Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	$ 37,736	$ 30,710	$ 142,519
U.S.A and North America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	25,849	13,598	73,741
Israel [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	5,810	7,643	31,296
Canada [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	3,281	3,232	11,162
Europe [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	246	3,334	7,088
Latin America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	1,116	1,316	12,928
Asia [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	1,434	1,550	6,147
Others [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total		38	157
Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	33,758	24,061	115,459
Proprietary Products [Member] | U.S.A and North America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	25,849	13,598	73,741
Proprietary Products [Member] | Israel [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	1,832	994	4,236
Proprietary Products [Member] | Canada [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	3,281	3,232	11,162
Proprietary Products [Member] | Europe [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	246	3,334	7,088
Proprietary Products [Member] | Latin America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	1,116	1,316	12,928
Proprietary Products [Member] | Asia [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	1,434	1,550	6,147
Proprietary Products [Member] | Others [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products		38	157
Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution	3,978	6,649	27,060
Distribution [Member] | U.S.A and North America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Israel [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution	3,978	6,649	27,060
Distribution [Member] | Canada [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Europe [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Latin America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Asia [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Others [Member]
Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution